Property and Equipment (Details) - Schedule of property and equipment - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment total		$ 4,196,347	$ 2,779,983
Less accumulated depreciation	$ (2,276,524)	(2,003,341)	(1,492,892)
Construction in progress	14,981,373	12,974,361	150,220
Total property and equipment, net	$ 16,950,015	15,167,367
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years 1 month 6 days
Property and equipment total	$ 789,839	789,839	789,839
Property & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Property and equipment total	$ 2,243,434	2,206,004	1,216,609
Technology hardware equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Property and equipment total	$ 1,211,893	1,200,504	$ 773,535
Total [Member]
Property, Plant and Equipment [Line Items]
Property and equipment total	$ 4,245,166	$ 4,196,347